Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.0%)
CarGurus, Inc. *	184,214	7,380
TripAdvisor, Inc. *	227,504	11,705
Zillow Group, Inc. - Class C *	83,118	2,887

Total		21,972

Consumer Discretionary (7.2%)
Aramark	75,242	2,224
CarMax, Inc. *	136,993	9,562
Carter’s, Inc.	110,070	11,094
Choice Hotels International, Inc.	156,548	12,170
Etsy, Inc. *	99,572	6,693
GrubHub, Inc. *	65,945	4,581
NVR, Inc. *	5,540	15,329
Roku, Inc. *	67,723	4,369
Service Corp. International	165,685	6,652
Under Armour, Inc. - Class C *	375,788	7,091

Total		79,765

Energy (2.7%)
Diamondback Energy, Inc.	85,834	8,715
Encana Corp.	1,101,701	7,976
WPX Energy, Inc. *	1,023,944	13,424

Total		30,115

Financials (13.5%)
Alleghany Corp. *	12,725	7,793
Credit Acceptance Corp. *	27,557	12,454
Cullen / Frost Bankers, Inc.	108,644	10,546
FactSet Research Systems, Inc.	49,592	12,312
Fairfax Financial Holdings, Ltd.	12,814	5,936
First Citizens BancShares, Inc. - Class A	18,279	7,443
First Republic Bank	130,584	13,119
FNF Group	165,344	6,043
M&T Bank Corp.	73,592	11,555
Markel Corp. *	17,106	17,042
Northern Trust Corp.	105,146	9,506
Pinnacle Financial Partners, Inc.	77,154	4,220
Prosperity Bancshares, Inc.	130,596	9,019
South State Corp.	87,371	5,971
W.R. Berkley Corp.	93,014	7,880

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
White Mountains Insurance Group, Ltd.	9,029	8,356

Total		149,195

Health Care (21.0%)
Aerie Pharmaceuticals, Inc. *	203,176	9,651
Agios Pharmaceuticals, Inc. *	138,591	9,347
Alkermes PLC *	122,807	4,481
Alnylam Pharmaceuticals, Inc. *	103,609	9,682
Bio-Techne Corp.	58,120	11,540
Bluebird Bio, Inc. *	69,678	10,962
Hill-Rom Holdings, Inc.	111,478	11,801
Integra LifeSciences Holdings Corp. *	194,248	10,823
Ionis Pharmaceuticals, Inc. *	164,020	13,313
Masimo Corp. *	20,926	2,894
Mettler-Toledo International, Inc. *	15,743	11,382
Molina Healthcare, Inc. *	15,018	2,132
NuVasive, Inc. *	210,435	11,951
PRA Health Sciences, Inc. *	99,386	10,961
Repligen Corp. *	104,074	6,149
Sage Therapeutics, Inc. *	79,154	12,589
Seattle Genetics, Inc. *	196,398	14,384
STERIS PLC	95,982	12,289
Teleflex, Inc.	52,752	15,940
Ultragenyx Pharmaceutical, Inc. *	156,054	10,824
Varian Medical Systems, Inc. *	95,026	13,467
Veeva Systems, Inc.- Class A *	114,439	14,518

Total		231,080

Industrials (18.1%)
AMERCO	28,623	10,634
Cimpress NV *	64,915	5,202
Cintas Corp.	54,699	11,055
CoStar Group, Inc. *	27,974	13,048
Fastenal Co.	176,796	11,370
Gardner Denver Holdings, Inc. *	160,647	4,467
Genesee & Wyoming, Inc. - Class A *	170,726	14,877
HEICO Corp. - Class A	113,281	9,522
IDEX Corp.	121,319	18,409
JetBlue Airways Corp. *	458,441	7,500

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
KAR Auction Services, Inc.	212,451	10,901
Lennox International, Inc.	81,524	21,555
Lincoln Electric Holdings, Inc.	118,696	9,955
The Middleby Corp. *	51,773	6,732
PACCAR, Inc.	139,712	9,520
Spirit Airlines, Inc. *	76,770	4,058
TransUnion	283,866	18,973
Waste Connections, Inc.	135,712	12,023

Total		199,801

Information Technology (28.6%)
2U, Inc. *	110,422	7,823
Akamai Technologies, Inc. *	148,333	10,637
Black Knight, Inc. *	153,575	8,370
Blackbaud, Inc.	165,672	13,209
CDW Corp.	193,206	18,619
CommScope Holding Co., Inc. *	453,615	9,857
EPAM Systems, Inc. *	67,083	11,346
F5 Networks, Inc. *	60,312	9,465
Fair Isaac Corp. *	53,486	14,528
Genpact, Ltd.	807,741	28,416
Global Payments, Inc.	123,956	16,923
Guidewire Software, Inc. *	133,115	12,934
II-VI, Inc. *	336,989	12,550
Keysight Technologies, Inc. *	149,770	13,060
MKS Instruments, Inc.	122,239	11,374
Monolithic Power Systems	71,020	9,623
National Instruments Corp.	242,070	10,738
PTC, Inc. *	131,306	12,104
Silicon Laboratories, Inc. *	104,158	8,422
Teradata Corp. *	393,583	17,180
Total System Services, Inc.	99,717	9,474
VeriSign, Inc. *	123,359	22,397
WEX, Inc. *	136,655	26,236

Total		315,285

Materials (2.9%)
Ball Corp.	309,877	17,930
Packaging Corp. of America	81,328	8,082
Silgan Holdings, Inc.	182,776	5,416

Total		31,428

Mid Cap Growth Stock Portfolio

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Real Estate (1.7%)
Douglas Emmett, Inc.	74,635	3,017
Equity Commonwealth	272,857	8,920
Redfin Corp. *	347,832	7,050

Total		18,987

Utilities (2.3%)
Black Hills Corp.	86,127	6,380
NiSource, Inc.	171,469	4,914
UGI Corp.	262,902	14,570

Total		25,864

Total Common Stocks (Cost: $976,769)		1,103,492

Short-Term Investments (0.0%)
Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	308,074	308

Total		308

Total Short-Term Investments (Cost: $308)		308

Total Investments (100.0%) (Cost: $977,077)@		1,103,800

Other Assets, Less Liabilities (0.0%)		(526)

Net Assets (100.0%)		1,103,274

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $977,077 and the net unrealized appreciation of investments based on that cost was $126,723 which is comprised of $167,382 aggregate gross unrealized appreciation and $40,659 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,103,492	$—	$—
Short-Term Investments	308	—	—

Total Assets:	$1,103,800	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand